Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gain/(loss) recognized in AOCI	$ 5,417	$ 14,636
(Gain) loss reclassified from AOCI into income	(3,961)	(8,874)
Cash-flow Hedges [Member] | Interest Rate Contracts [Member]
Gain/(loss) recognized in AOCI	2,721	3,611
Cash-flow Hedges [Member] | Foreign Exchange Contract [Member]
Gain/(loss) recognized in AOCI	2,696	11,025
Nondesignated [Member] | Foreign Exchange Contract [Member]
Gain/(loss) recognized in AOCI	0
Interest Expense [Member] | Cash-flow Hedges [Member] | Interest Rate Contracts [Member]
(Gain) loss reclassified from AOCI into income	0	0
Interest Expense [Member] | Cash-flow Hedges [Member] | Foreign Exchange Contract [Member]
(Gain) loss reclassified from AOCI into income	(3,961)	(8,874)
Interest Expense [Member] | Nondesignated [Member] | Interest Rate Contracts [Member]
(Gain) loss reclassified from AOCI into income	0
Other Income, Net [Member]
Loss recognized in income	0
Other Income, Net [Member] | Cash-flow Hedges [Member] | Interest Rate Contracts [Member]
Loss recognized in income	0
Other Income, Net [Member] | Cash-flow Hedges [Member] | Foreign Exchange Contract [Member]
Loss recognized in income	0
Other Income, Net [Member] | Nondesignated [Member] | Foreign Exchange Contract [Member]
Loss recognized in income	$ 14,194	$ (2,239)